Income Taxes (Details) - Schedule of Net Deferred Taxes - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets/(liabilities)
Property, plant and equipment	$ (70,758)	$ (70,759)
Right of use asset	17,283	10,631
Allowance for credit loss	327,557	73,740
Inventory impairment	355,243
Net operating loss – federal	1,243,813	681,949
Less: valuation allowance	(1,873,138)	(479,624)
Total deferred tax assets/(liabilities)		$ 215,937